Warrants - 2016 Subordination Warrants - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2017	Dec. 31, 2015
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	13,219,597	94,553	13,219,597
2016 Subordination Warrants | Common Stock [Member] | Utah Autism Foundation And Spring Forth Investments LLC [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2
Class Of Warrant Or Right Exercisable Period Description	Each 2016 Subordination Warrant will be exercisable by the holder beginning six months after the date of issuance and continuing for a period five years thereafter.
Exercise period	5 years